Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 26, 2009

to the Prospectus for Class A and C Shares

Dated April 1, 2009

Disclosure Relating to the Allianz NFJ Global Dividend Value Fund

Effective June 26, 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class A and Class C shares of a new series, the Allianz NFJ Global Dividend Value Fund (the “Fund”). In connection with this offering, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Fund	Allianz NFJ Global Dividend Value Fund	Seeks long-term growth of capital and income	Income- producing common stocks of U.S. and non- U.S. companies with potential for capital appreciation	40-60	In excess of $1 billion

In addition, the Allianz NFJ Global Dividend Value Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to eight funds, rather than seven funds. The Fund Summary for the Fund as set forth on the following pages is added to the Prospectus.

Allianz NFJ Global Dividend Value Fund

Ticker Symbols:

ANUAX (Class A)

ANUCX (Class C)

Principal Investments and Strategies	Investment Objective	Fund Focus Approximate	Approximate Primary Capitalization Range
	Seeks long-term growth of capital and income	Income-producing common stocks of U.S. and non-U.S. companies with potential for capital appreciation	In excess of $1 billion

	Fund Category	Number of Holdings	Dividend Frequency
	Global Stocks	40-60	Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S and non-U.S. companies with market capitalizations in excess of $1 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies that pay or are expected to pay dividends. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities and at least 25% of its total assets in U.S. securities, and will allocate its investments among securities of issuers in at least three different countries (including the United States). The Fund will normally invest no more than 30% of its total assets in emerging market securities. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe of U.S. and non-U.S. companies. The portfolio managers classify the Fund’s selection universe by industry (without regard to geographic concentration) in order to determine potential holdings for the Fund representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow) and price momentum (i.e., changes in stock price relative to changes in overall market prices). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)
Class A	5.50%	1%(1)	None
Class C	None	1%(2)	None

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Annual Fund Operating Expenses(3)
Class A	0.85%	0.25%	2.82%	3.92%	2.42%	1.50%
Class C	0.85	1.00	2.82	4.67	2.42	2.25

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect 1.00% in organizational expenses estimated to be attributable to each class.
(3)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through May 31, 2010, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class A shares and 2.25% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2013, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$694	$1,277	$694	$1,277
Class C	328	992	228	992

*	The Examples are based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses, minus organizational expenses.

Change to “Summary of Principal Risks”

A sub-section is added after the sub-section captioned “Non-U.S. Investment Risk” to read as follows:

REIT Risk

To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates and in the credit markets. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is revised to add the following entry:

Fund	Management Fees
Allianz NFJ Global Dividend Value Fund*	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NFJ Global Dividend Value Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ Investment Group LLC (“NFJ”) with respect to the Allianz NFJ Global Dividend Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2009.

3. The table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add the following entry:

Sub-Adviser	Fund(s)
NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	Allianz NFJ Global Dividend Value Fund (the “NFJ Fund”)

4. After the sub-section captioned “RCM and AGIA” a sub-section captioned “NFJ” is added to read as follows:

NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners LLC (“AGI Management Partners”), which, in turn, is wholly owned by Allianz. AGI Management Partners is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2009, of approximately $21.5 billion. Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Benno J. Fisher	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the sub-section captioned “non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds and the NFJ Fund define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).”

2. The fifth sentence of the sub-section captioned “Changes in Investment Objectives and Policies” is revised to read in its entirety as follows:

“Each of the NACM Global Equity 130/30, NFJ Global Dividend Value, RCM Disciplined Equity, RCM Global EcoTrendsSM and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.”

Change to “Financial Highlights”

A sentence is added to the end of the first paragraph to read as follows:

“Financial highlights for the NFJ Global Dividend Value Fund are not available because the Fund has recently commenced operations.”

Change to Inside Back Cover

The sub-section captioned “Sub-Advisers” on the inside back cover is revised to include the following entry:

NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas, TX 75201

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 26, 2009

to the Prospectus for Class D Shares

Dated April 1, 2009

Disclosure Relating to the Allianz NFJ Global Dividend Value Fund

Effective June 26, 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class D shares of a new series, the Allianz NFJ Global Dividend Value Fund (the “Fund”). In connection with this offering, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Fund	Allianz NFJ Global Dividend Value Fund	Seeks long-term growth of capital and income	Income- producing common stocks of U.S. and non- U.S. companies with potential for capital appreciation	40-60	In excess of $1 billion

In addition, the Allianz NFJ Global Dividend Value Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to eight funds, rather than seven funds. The Fund Summary for the Fund as set forth on the following pages is added to the Prospectus.

Allianz NFJ Global Dividend Value Fund

Ticker Symbol:

ANUDX (Class D)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks long-term growth of capital and income	Income-producing common stocks of U.S. and non-U.S. companies with potential for capital appreciation	In excess of $1 billion

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	Global Stocks	40-60	Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S and non-U.S. companies with market capitalizations in excess of $1 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies that pay or are expected to pay dividends. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities and at least 25% of its total assets in U.S. securities, and will allocate its investments among securities of issuers in at least three different countries (including the United States). The Fund will normally invest no more than 30% of its total assets in emerging market securities. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe of U.S. and non-U.S. companies. The portfolio managers classify the Fund’s selection universe by industry (without regard to geographic concentration) in order to determine potential holdings for the Fund representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow) and price momentum (i.e., changes in stock price relative to changes in overall market prices). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Annual Fund Operating Expenses(3)
Class D	0.85%	0.25%	2.82%	3.92%	2.42%	1.50%

(1)

The Fund has adopted a plan for Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. The Fund will pay 0.25% per year with respect to assets attributable to Class D under the plan. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of the applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time that the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of FINRA.

(2)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect 1.00% in organizational expenses estimated to be attributable to each class.
(3)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through May 31, 2010, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.50% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2013, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class D	$153	$770

*	The Examples are based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses, minus organizational expenses.

Change to “Summary of Principal Risks”

A sub-section is added after the sub-section captioned “Non-U.S. Investment Risk” to read as follows:

REIT Risk

To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates and in the credit markets. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is revised to add the following entry:

Fund	Management Fees
Allianz NFJ Global Dividend Value Fund*	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NFJ Global Dividend Value Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ Investment Group LLC (“NFJ”) with respect to the Allianz NFJ Global Dividend Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2009.

3. The table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add the following entry:

Sub-Adviser	Fund(s)
NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	Allianz NFJ Global Dividend Value Fund (the “NFJ Fund”)

4. After the sub-section captioned “RCM and AGIA” a sub-section captioned “NFJ” is added to read as follows:

NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners LLC (“AGI Management Partners”), which, in turn, is wholly owned by Allianz. AGI Management Partners is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2009, of approximately $21.5 billion. Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Benno J. Fisher	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the sub-section captioned “non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds and the NFJ Fund define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).”

2. The fifth sentence of the sub-section captioned “Changes in Investment Objectives and Policies” is revised to read in its entirety as follows:

“Each of the NACM Global Equity 130/30, NFJ Global Dividend Value, RCM Disciplined Equity, RCM Global EcoTrendsSM and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.”

Change to “Financial Highlights”

A sentence is added to the end of the first paragraph to read as follows:

“Financial highlights for the NFJ Global Dividend Value Fund are not available because the Fund has recently commenced operations.”

Change to Inside Back Cover

The sub-section captioned “Sub-Advisers” on the inside back cover is revised to include the following entry:

NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas, TX 75201

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 26, 2009

to the Prospectus for Institutional Class Shares

Dated April 1, 2009

Disclosure Relating to the Allianz NFJ Global Dividend Value Fund

Effective June 26, 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Institutional Class shares of a new series, the Allianz NFJ Global Dividend Value Fund (the “Fund”). In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Fund	Allianz NFJ Global Dividend Value Fund	Seeks long term growth of capital and income	Income producing common stocks of U.S. and non- U.S. companies with potential for capital appreciation	40-60	In excess of $1 billion

In addition, the Allianz NFJ Global Dividend Value Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to eight funds, rather than seven funds. The Fund Summary for the Allianz NFJ Global Dividend Value Fund as set forth on the following pages is added to the Prospectus.

Allianz NFJ Global Dividend Value Fund

Ticker Symbol:

ANUIX (Inst. Class)

Principal Investments and Strategies	Investment Objective	Fund Focus Approximate	Approximate Primary Capitalization Range
	Seeks long-term growth of capital and income	Income-producing common stocks of U.S. and non-U.S. companies with potential for capital appreciation	In excess of $1 billion

	Fund Category	Number of Holdings	Dividend Frequency
	Global Stocks	40-60	Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S and non-U.S. companies with market capitalizations in excess of $1 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies that pay or are expected to pay dividends. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities and at least 25% of its total assets in U.S. securities, and will allocate its investments among securities of issuers in at least three different countries (including the United States). The Fund will normally invest no more than 30% of its total assets in emerging market securities. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe of U.S. and non-U.S. companies. The portfolio managers classify the Fund’s selection universe by industry (without regard to geographic concentration) in order to determine potential holdings for the Fund representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow) and price momentum (i.e., changes in stock price relative to changes in overall market prices). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses
Institutional Class	0.85%	None	2.72%	3.57%	2.37%	1.20%

(1)	“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect 1.00% in organizational expenses estimated to be attributable to each class.
(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through May 31, 2010, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2013, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Institutional Class	$122	$669

*	The Examples are based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses, minus organizational expenses.

Change to “Summary of Principal Risks”

A sub-section is added after the sub-section captioned “Non-U.S. Investment Risk” to read as follows:

REIT Risk

To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates and in the credit markets. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is revised to add the following entry:

Fund	Management Fees
Allianz NFJ Global Dividend Value Fund*	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NFJ Global Dividend Value Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ Investment Group LLC (“NFJ”) with respect to the Allianz NFJ Global Dividend Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2009.

3. The table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add the following entry:

Sub-Adviser	Fund(s)
NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	Allianz NFJ Global Dividend Value Fund (the “NFJ Fund”)

4. After the sub-section captioned “RCM and AGIA” a sub-section captioned “NFJ” is added to read as follows:

NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners LLC (“AGI Management Partners”), which, in turn, is wholly owned by Allianz. AGI Management Partners is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2009, of approximately $21.5 billion. Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

Fund	Portfolio Manager	Since	Recent Professional Experience
	Benno J. Fisher	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the sub-section captioned “non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds and the NFJ Fund define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).”

2. The fifth sentence of the sub-section captioned “Changes in Investment Objectives and Policies” is revised to read in its entirety as follows:

“Each of the NACM Global Equity 130/30, NFJ Global Dividend Value, RCM Disciplined Equity, RCM Global EcoTrendsSM and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.”

Change to “Financial Highlights”

A sentence is added to the end of the first paragraph to read as follows:

“Financial highlights for the NFJ Global Dividend Value Fund are not available because the Fund has recently commenced operations.”

Change to Inside Back Cover

The sub-section captioned “Sub-Advisers” on the inside back cover is revised to include the following entry:

NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas, TX 75201

Filed pursuant to Rule 497(e)

File Nos. 33-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 26, 2009

to the Prospectus for Class P Shares

Dated April 1, 2009

Disclosure Relating to the Allianz NFJ Global Dividend Value Fund

Effective June 26, 2009, the Allianz Funds Multi-Strategy Trust (the “Trust”) intends to offer Class P shares of a new series, the Allianz NFJ Global Dividend Value Fund (the “Fund”). In connection with this, the following Summary Information relating to the Fund is added to the Summary Information table in the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Fund	Allianz NFJ Global Dividend Value Fund	Seeks long-term growth of capital and income	Income- producing common stocks of U.S. and non- U.S. companies with potential for capital appreciation	40-60	In excess of $1 billion

In addition, the Allianz NFJ Global Dividend Value Fund is added to lists of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to eight funds, rather than seven funds. The Fund Summary for the Allianz NFJ Global Dividend Value Fund as set forth on the following pages is added to the Prospectus.

Allianz NFJ Global Dividend Value Fund

Ticker Symbol:

ANUPX (Class P)

Principal Investments and Strategies	Investment Objective	Fund Focus	Approximate Primary Capitalization Range
	Seeks long-term growth of capital and income	Income-producing common stocks of U.S. and non-U.S. companies with potential for capital appreciation	In excess of $1 billion

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	Global Stocks	40-60	Quarterly

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S and non-U.S. companies with market capitalizations in excess of $1 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies that pay or are expected to pay dividends. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities and at least 25% of its total assets in U.S. securities, and it will allocate its investments among securities of issuers in at least three different countries (including the United States). The Fund will normally invest no more than 30% of its total assets in emerging market securities. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe of U.S. and non-U.S. companies. The portfolio managers classify the Fund’s selection universe by industry (without regard to geographic concentration) in order to determine potential holdings for the Fund representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow) and price momentum (i.e., changes in stock price relative to changes in overall market prices). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no performance bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class P shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses(2)
Class P	0.85%	None	2.82%	3.67%	2.37%	1.30%

(1)

“Other Expenses,” which are based upon estimated amounts for the Fund’s first fiscal year ending November 30, 2009, reflect 1.00% in organizational expenses estimated to be attributable to each class. “Other Expenses” also include 0.10% attributable to a Service Fee, which is paid to service agents for providing certain services with respect to Class P shares. See “Investment Options—Class P Shares.”

(2)

Net Annual Fund Operating Expenses reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through May 31, 2010, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2013, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples below are intended to help you compare the cost of investing in Class P shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1	Year 3
Class P	$132	$699

*	The Examples are based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses, minus organizational expenses.

Change to “Summary of Principal Risks”

A sub-section is added after the sub-section captioned “Non-U.S. Investment Risk” to read as follows:

REIT Risk

To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates and in the credit markets. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Changes to “Management of the Funds”

1. The table following the third paragraph of the sub-section captioned “Management Fees” is revised to add the following entry:

Fund	Management Fees
Allianz NFJ Global Dividend Value Fund*	0.85%

2. The fourth paragraph of the sub-section captioned “Management Fees” is revised to reflect that a discussion regarding the basis for the approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the Allianz NFJ Global Dividend Value Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ Investment Group LLC (“NFJ”) with respect to the Allianz NFJ Global Dividend Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2009.

3. The table following the first paragraph of the sub-section captioned “Sub-Advisers” is revised to add the following entry:

Sub-Adviser	Fund(s)
NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	Allianz NFJ Global Dividend Value Fund (the “NFJ Fund”)

4. After the sub-section captioned “RCM and AGIA” a sub-section captioned “NFJ” is added to read as follows:

NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners LLC (“AGI Management Partners”), which, in turn, is wholly owned by Allianz. AGI Management Partners is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2009, of approximately $21.5 billion. Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

Fund	Portfolio Manager	Since	Recent Professional Experience
Allianz NFJ Global Dividend Value Fund	R. Burns McKinney (Lead)	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

Fund	Portfolio Manager	Since	Recent Professional Experience
	Benno J. Fisher	2009 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.
	Thomas W. Oliver	2009 (Inception)	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

1. The first sentence of the sub-section captioned “non-U.S. Securities” is revised to read in its entirety as follows:

“The NACM Funds and the NFJ Fund define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).”

2. The fifth sentence of the sub-section captioned “Changes in Investment Objectives and Policies” is revised to read in its entirety as follows:

“Each of the NACM Global Equity 130/30, NFJ Global Dividend Value, RCM Disciplined Equity, RCM Global EcoTrendsSM and RCM Global Water Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.”

Change to “Financial Highlights”

A sentence is added to the end of the first paragraph to read as follows:

“Financial highlights for the NFJ Global Dividend Value Fund are not available because the Fund has recently commenced operations.”

Change to Inside Back Cover

The sub-section captioned “Sub-Advisers” on the inside back cover is revised to include the following entry:

NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas, TX 75201